Cover Page	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	72,197,286
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39387
Document Shell Company Report	false
Document Registration Statement	false
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	X0
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Contact Personnel Name	James McCullough Chief Executive Officer
City Area Code	20
Local Phone Number	3139 2910
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	RNLX
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ